Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other income [Abstract]
Net gain on disposal of property, plant and equipment	$ 12	$ 0	$ 0
Government grants	0	165	0
Insurance recoveries	0	418	16
Proceeds from the issuance of options to Executive Directors	0	7	0
Other income	$ 12	$ 590	$ 16